UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

                            SEC File Number 000-24962
                            CUSIP Number 379399 10 8


                                   (Check One)
/ / Form 10-K/Form 10-KSB / / Form 20-F / / Form 11-K
/X/ Form 10-Q/Form 10-QSB / / Form N-SAR / / Form N-CSR

                         For period ended March 31, 2005

            / / Transition Report on Form 10-K/Form 10-KSB
            / / Transition Report on Form 20-F
            / / Transition Report on Form 11-K
            / / Transition Report on Form 10-Q/Form 10-QSB
            / / Transition Report on Form N-SAR
            For the transition period ended:_______________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I  REGISTRANT INFORMATION

GlobalNet Corporation
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Full Name of Registrant

iDial Networks, Inc.
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Former Full Name of Registrant

1919 S Highland Ave, Suite 125D
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Address of Principal Executive Office

Lombard, Illinois 60148
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City, State and Zip Code

PART II - RULE 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

                  (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

/X/ (b) The subject annual report, semi-annual report, transition report on Forms 10-K, X 10-KSB, 20-F, 11-K, or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

                  (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III NARRATIVE

State below in reasonable detail the reason why Forms 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-QSB, N-SAR, N-CSR or the transition report portion thereof could not be filed within the prescribed time period.

On May 13, 2005, the Audit Committee and management of the Company concluded that, based on discussions with the SEC, the Company's financial statements for the fiscal quarters ended September 30, 2003, March 31, 2004, June 30, 2004 and September 30, 2004 and the fiscal year ended December 31, 2003 should be restated to correct the accounting treatment of the merger between the Company and GlobalNet International, Inc. that occurred in August 2003 and the subsequent extinguishment of the Series A Preferred Stock and return of common stock by a major shareholder at the time. As a result, the process of compiling and disseminating the information required to be included in the Form 10-QSB for the relevant fiscal quarter, as well as the completion of the required review of the registrant's financial information, could not be completed without incurring undue hardship and expense.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

Thomas Seifert, CFO    (630) 652-1300
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(2) Have all other periodic reports required under Section 13 or 15(d) or the
Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s):
Yes___ No _X_   Form 10-KSB for the year ended December 31, 2004

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?:
Yes _X_ No __

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reason why a reasonable estimate of the results cannot be made.

For the quarter ended March 31, 2004, the registrant had revenues of $20,381,962 and net loss of $ 20,804,046. For the quarter ended March 31, 2005, the registrant currently estimates that it had revenues of approximately $17,105,226 and a net loss of approximately $1,297,723. Results for the quarter ended March 31, 2005 remain subject to further adjustment and actual results may differ significantly from the foregoing estimates. The main reason for the decrease in revenue can be attributed to general fluctuations in the Mexico resale market and a lower revenue per minute from $.0632 in 2004 to $.0595.


                              GlobalNet Corporation
                              ---------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date: May 18, 2005                                   By: /s/ Thomas Seifert
                                                         ------------------
                                                         Thomas Seifert
                                                         Chief Financial Officer